DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Kokusai Equity ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Argentina - 0.1%
MercadoLibre, Inc.*
(Cost $671,153)	633	$860,038

Australia - 2.4%
Afterpay Ltd.*	3,144	225,791
AGL Energy Ltd.	9,681	60,848
Ampol Ltd.	4,671	103,225
APA Group (a)	15,469	110,518
Aristocrat Leisure Ltd.	8,557	271,897
ASX Ltd.	2,195	129,569
Aurizon Holdings Ltd.	22,111	61,956
AusNet Services Ltd.	30,766	41,794
Australia & New Zealand Banking Group Ltd.	41,273	917,210
BHP Group Ltd.	42,663	1,580,166
BHP Group PLC	29,389	886,915
BlueScope Steel Ltd.	8,133	133,650
Brambles Ltd.	20,360	170,520
Cochlear Ltd.	1,061	186,461
Coles Group Ltd.	17,914	229,765
Commonwealth Bank of Australia	24,782	1,912,881
Computershare Ltd.	5,561	67,624
CSL Ltd.	6,418	1,441,722
Dexus REIT	16,272	131,370
Evolution Mining Ltd.	24,669	103,304
Fortescue Metals Group Ltd.	24,306	422,000
Goodman Group REIT	23,548	354,157
GPT Group REIT	29,994	106,798
Insurance Australia Group Ltd.	33,079	128,536
Lendlease Corp. Ltd. (a)	10,101	96,092
Macquarie Group Ltd.	5,013	589,536
Magellan Financial Group Ltd.	2,152	79,756
Medibank Pvt Ltd.	42,215	102,278
Mirvac Group REIT	59,527	128,555
National Australia Bank Ltd.	49,833	1,039,550
Newcrest Mining Ltd.	11,396	249,813
Northern Star Resources Ltd.	15,897	143,969
Oil Search Ltd.	24,632	69,402
Orica Ltd.	7,170	75,257
Origin Energy Ltd.	26,995	82,955
Qantas Airways Ltd.*	11,318	41,263
QBE Insurance Group Ltd.	21,505	182,273
Ramsay Health Care Ltd.	2,763	135,808
REA Group Ltd.	818	103,625
Reece Ltd.	5,236	83,004
Rio Tinto Ltd.	5,423	519,379
Santos Ltd.	30,456	159,599
Scentre Group REIT	71,718	150,996
SEEK Ltd.	5,052	119,505
Sonic Healthcare Ltd.	6,755	181,907
South32 Ltd.	75,227	173,524
Stockland REIT	40,473	146,302
Suncorp Group Ltd.	14,747	126,934
Sydney Airport *(a)	18,955	86,125
Tabcorp Holdings Ltd.	37,902	149,918
Telstra Corp. Ltd.	51,514	140,358
Transurban Group (a)	40,761	437,929
Treasury Wine Estates Ltd.	12,050	108,570
Vicinity Centres REIT	48,525	58,595
Wesfarmers Ltd.	16,851	722,481
Westpac Banking Corp.	52,863	1,081,071
WiseTech Global Ltd.	2,024	44,227
Woodside Petroleum Ltd.	15,135	255,510
Woolworths Group Ltd.	18,563	598,025

(Cost $14,610,430)		18,242,768

Austria - 0.1%
Erste Group Bank AG	3,522	144,774
OMV AG	2,514	143,913
Verbund AG	752	68,957
voestalpine AG	1,395	63,039

(Cost $283,619)		420,683

Belgium - 0.3%
Ageas SA/NV	2,154	140,897
Anheuser-Busch InBev SA/NV	11,277	848,779
Elia Group SA/NV	433	46,376
Etablissements Franz Colruyt NV	814	49,543
Groupe Bruxelles Lambert SA	1,380	156,544
KBC Group NV	3,490	285,380
Proximus SADP	2,228	45,233
Sofina SA	287	119,236
Solvay SA	1,155	155,903
UCB SA	1,950	182,437
Umicore SA	2,331	139,849

(Cost $1,792,301)		2,170,177

Bermuda - 0.1%
Arch Capital Group Ltd.*	5,230	208,625
Athene Holding Ltd., Class A*	1,969	123,319
Everest Re Group Ltd.	589	153,116
RenaissanceRe Holdings Ltd.	570	87,848

(Cost $465,390)		572,908

Canada - 3.7%
Agnico Eagle Mines Ltd.	3,489	246,953
Air Canada*	2,210	50,050
Algonquin Power & Utilities Corp.	6,445	98,801
Alimentation Couche-Tard, Inc., Class B	12,163	438,657
AltaGas Ltd.	3,204	63,385
B2Gold Corp.	15,702	80,323
Ballard Power Systems, Inc.*	3,458	60,138
Bank of Montreal	9,502	992,515
Bank of Nova Scotia	17,377	1,168,104
Barrick Gold Corp.	25,904	614,097

BCE, Inc.	312	15,449
BlackBerry Ltd.*	8,119	83,334
Brookfield Asset Management, Inc., Class A	18,899	938,927
CAE, Inc.*	4,096	126,125
Cameco Corp.	5,889	115,772
Canadian Apartment Properties REIT	1,190	54,550
Canadian Imperial Bank of Commerce	6,297	733,425
Canadian National Railway Co.	10,228	1,138,702
Canadian Natural Resources Ltd.	17,172	602,107
Canadian Pacific Railway Ltd.	9,674	777,219
Canadian Tire Corp. Ltd., Class A	828	140,063
Canadian Utilities Ltd., Class A	1,858	53,875
Canopy Growth Corp.*	3,300	82,630
CCL Industries, Inc., Class B	2,233	125,097
Cenovus Energy, Inc.	18,232	152,273
CGI, Inc.*	3,292	292,441
Constellation Software, Inc.	285	404,992
Dollarama, Inc.	3,717	161,528
Emera, Inc.	2,727	127,061
Empire Co. Ltd., Class A	3,491	116,945
Enbridge, Inc.	28,714	1,090,947
Fairfax Financial Holdings Ltd.	368	171,752
First Quantum Minerals Ltd.	9,160	225,190
FirstService Corp.	447	72,517
Fortis, Inc.	7,329	332,568
Franco-Nevada Corp.	2,912	430,015
George Weston Ltd.	1,161	113,150
GFL Environmental, Inc.	2,434	78,675
Gildan Activewear, Inc.	3,138	112,289
Great-West Lifeco, Inc.	5,391	166,938
Hydro One Ltd., 144A	5,011	127,297
iA Financial Corp., Inc.	1,091	62,511
Imperial Oil Ltd.	3,779	127,030
Intact Financial Corp.	2,340	316,184
Inter Pipeline Ltd.	6,178	89,748
Keyera Corp. (b)	2,915	72,917
Kinross Gold Corp.	19,202	154,652
Kirkland Lake Gold Ltd.	3,632	156,031
Lightspeed POS, Inc.*	1,730	125,629
Loblaw Cos. Ltd.	2,197	134,155
Lululemon Athletica, Inc.*	1,755	567,093
Lundin Mining Corp.	8,681	92,192
Magna International, Inc.	3,872	381,848
Manulife Financial Corp.	27,533	575,912
Metro, Inc.	3,143	150,685
National Bank of Canada	4,787	376,470
Northland Power, Inc.	1,968	66,121
Nutrien Ltd.	8,355	514,260
Onex Corp.	1,758	127,677
Open Text Corp.	3,337	157,030
Pan American Silver Corp.	2,646	89,229
Parkland Corp.	2,321	76,598
Pembina Pipeline Corp.	8,932	287,530
Power Corp. of Canada	8,338	271,584
Quebecor, Inc., Class B	2,251	61,022
Restaurant Brands International, Inc.	3,692	254,538
Ritchie Bros Auctioneers, Inc.	1,948	115,193
Rogers Communications, Inc., Class B	5,806	297,004
Royal Bank of Canada	20,566	2,114,480
Saputo, Inc.	3,296	112,540
Shaw Communications, Inc., Class B	6,380	189,113
Shopify, Inc., Class A*	1,615	1,978,906
Sun Life Financial, Inc. (b)	8,275	443,032
Suncor Energy, Inc.	20,840	484,041
TC Energy Corp.	13,039	657,508
Teck Resources Ltd., Class B	7,132	173,326
TELUS Corp.	4,520	101,392
Thomson Reuters Corp.	2,573	248,717
TMX Group Ltd.	793	87,092
Toromont Industries Ltd.	682	60,715
Toronto-Dominion Bank	26,646	1,916,677
West Fraser Timber Co. Ltd.	1,242	96,041
Wheaton Precious Metals Corp.	5,998	284,335
WSP Global, Inc.	1,376	153,728
Yamana Gold, Inc.	14,560	75,566

(Cost $22,201,059)		27,854,928

Chile - 0.0%
Antofagasta PLC
(Cost $87,881)	5,576	122,421

China - 0.0%
Futu Holdings Ltd., ADR*
(Cost $113,533)	804	114,385

Denmark - 0.8%
A.P. Moller - Maersk A/S, Class A	69	182,625
A.P. Moller - Maersk A/S, Class B	88	243,474
Ambu A/S, Class B	2,709	101,093
Carlsberg A/S, Class B	1,400	256,849
Chr Hansen Holding A/S	1,559	140,037
Coloplast A/S, Class B	1,549	244,613
Danske Bank A/S	8,706	161,727
Demant A/S*	1,326	72,720
DSV PANALPINA A/S	2,877	696,436
Genmab A/S*	975	394,780
GN Store Nord AS	1,767	150,180
Novo Nordisk A/S, Class B	24,853	1,966,439
Novozymes A/S, Class B	2,831	206,544
Orsted AS, 144A	2,947	447,068
Pandora A/S	1,488	201,467
ROCKWOOL International A/S, Class B	100	49,762
Tryg A/S	4,186	98,612
Vestas Wind Systems A/S	14,658	570,614

(Cost $5,137,483)		6,185,040

Finland - 0.4%
Elisa OYJ	2,571	151,702
Fortum OYJ (b)	4,814	137,199
Kesko OYJ, Class B	3,253	112,438
Kone OYJ, Class B	4,822	389,936
Neste OYJ	6,193	408,124
Nokia OYJ*	79,908	415,028
Nordea Bank Abp	45,609	488,970
Orion OYJ, Class B	1,575	67,784
Sampo OYJ, Class A	6,319	294,358
Stora Enso OYJ, Class R	7,154	125,211
UPM-Kymmene OYJ	8,298	316,136
Wartsila OYJ Abp	6,835	92,343

(Cost $2,625,698)		2,999,229

France - 3.6%
Accor SA*	2,708	108,797
Aeroports de Paris*	589	81,628
Air Liquide SA	6,910	1,175,020
Airbus SE*	8,614	1,123,334
Alstom SA*	3,633	204,283
Amundi SA, 144A	1,174	104,353
Arkema SA	868	114,351
Atos SE	1,560	104,598
AXA SA	28,071	774,969
BioMerieux	597	68,627
BNP Paribas SA	15,856	1,082,728
Bollore SA	11,634	60,766
Bouygues SA	3,707	151,290
Bureau Veritas SA*	2,947	90,691
Capgemini SE	2,272	424,041
Carrefour SA	9,910	202,587
Cie de Saint-Gobain*	7,714	517,036
Cie Generale des Etablissements Michelin SCA	2,102	323,308
CNP Assurances	2,570	46,599
Covivio REIT	825	77,810
Credit Agricole SA (b)	15,323	228,601
Danone SA	8,657	617,076
Dassault Systemes SE	1,868	429,946
Edenred	4,098	222,814
Eiffage SA	757	83,614
Electricite de France SA	9,178	128,206
Engie SA (b)	25,827	383,665
EssilorLuxottica SA (b)	4,201	728,746
Faurecia SE*	792	42,830
Faurecia SE*	444	24,049
Gecina SA REIT	678	108,179
Getlink SE	6,970	111,594
Hermes International	479	674,961
Iliad SA	239	39,712
Ipsen SA	248	25,100
Kering SA (b)	1,090	997,252
Klepierre SA REIT (b)	2,352	67,981
La Francaise des Jeux SAEM, 144A	1,379	78,485
Legrand SA	3,623	379,356
L’Oreal SA	3,709	1,670,171
LVMH Moet Hennessy Louis Vuitton SE	4,060	3,236,503
Natixis SA*(b)	14,390	71,361
Orange SA	31,140	396,344
Orpea SA*	955	119,682
Pernod Ricard SA	2,994	659,460
Publicis Groupe SA	3,098	210,221
Remy Cointreau SA	174	36,358
Renault SA*	3,656	151,243
Safran SA	4,565	682,940
Sanofi (b)	16,264	1,729,415
Sartorius Stedim Biotech	392	169,857
Schneider Electric SE	7,893	1,248,760
SCOR SE*	1,485	48,296
SEB SA	295	54,932
Societe Generale SA	11,141	356,953
Sodexo SA*	960	92,961
Suez SA*	4,742	115,724
Teleperformance	798	306,947
Thales SA	1,764	180,866
TotalEnergies SE	35,607	1,650,191
Ubisoft Entertainment SA*	962	70,524
Unibail-Rodamco-Westfield REIT*	2,192	190,766
Valeo SA	3,108	101,650
Veolia Environnement SA	8,863	278,494
Vinci SA	7,515	853,770
Vivendi SE*	9,901	359,774
Wendel SE	415	57,945
Worldline SA, 144A*	3,290	314,883

(Cost $22,253,845)		27,625,974

Germany - 2.8%
adidas AG	2,717	991,101
Allianz SE	5,830	1,535,739
BASF SE	12,955	1,055,857
Bayer AG	14,107	887,924
Bayerische Motoren Werke AG	4,857	514,861
Bechtle AG*	365	70,332
Beiersdorf AG	1,568	185,654
Brenntag SE	2,571	242,485
Carl Zeiss Meditec AG	781	144,857
Commerzbank AG*	15,131	122,063
Continental AG	1,764	260,752
Covestro AG, 144A	2,718	190,417
Daimler AG	12,169	1,133,291
Delivery Hero SE, 144A*	1,764	242,635
Deutsche Bank AG*(c)	28,814	429,518
Deutsche Boerse AG	2,947	481,741
Deutsche Lufthansa AG*(b)	3,707	48,397

Deutsche Post AG	14,360	979,695
Deutsche Telekom AG	48,079	998,972
Deutsche Wohnen SE	4,280	273,160
E.ON SE	30,183	364,863
Evonik Industries AG	2,111	75,495
Fresenius Medical Care AG & Co. KGaA	2,730	218,161
Fresenius SE & Co. KGaA	6,534	352,666
GEA Group AG	2,915	127,842
Hannover Rueck SE	980	171,462
HeidelbergCement AG	2,194	200,275
HelloFresh SE*	2,157	197,161
Henkel AG & Co. KGaA	1,364	134,666
Infineon Technologies AG	18,750	762,590
KION Group AG	1,428	152,631
Knorr-Bremse AG	790	98,231
LANXESS AG	1,572	117,819
LEG Immobilien SE	1,148	168,292
Merck KGaA	2,129	384,076
MTU Aero Engines AG	786	202,772
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,952	563,599
Nemetschek SE	1,159	85,703
Puma SE	1,431	164,149
Rational AG	65	58,412
RWE AG	9,100	343,241
SAP SE	14,706	2,041,124
Scout24 AG, 144A	1,544	125,386
Siemens AG	11,186	1,814,061
Siemens Energy AG*	5,575	177,223
Siemens Healthineers AG, 144A	4,098	230,379
Symrise AG	1,950	258,682
TeamViewer AG, 144A*	1,941	76,819
Telefonica Deutschland Holding AG	14,561	39,825
Uniper SE	1,149	41,625
United Internet AG	1,954	81,563
Volkswagen AG	580	206,784
Vonovia SE	7,909	494,521
Zalando SE, 144A*	2,247	240,169

(Cost $19,146,987)		21,561,718

Hong Kong - 1.0%
AIA Group Ltd.	172,561	2,205,565
Bank of East Asia Ltd.	13,918	28,011
BOC Hong Kong Holdings Ltd.	48,003	173,487
Budweiser Brewing Co. APAC Ltd., 144A	27,749	94,209
CK Asset Holdings Ltd.	34,814	230,559
CK Hutchison Holdings Ltd.	37,125	290,588
CK Infrastructure Holdings Ltd.	14,294	89,046
CLP Holdings Ltd.	22,622	229,826
ESR Cayman Ltd., 144A*	19,720	62,377
Galaxy Entertainment Group Ltd.*	28,378	229,984
Hang Lung Properties Ltd.	38,328	96,693
Hang Seng Bank Ltd.	9,558	198,517
Henderson Land Development Co. Ltd.	23,958	114,522
HKT Trust & HKT Ltd. (a)	43,572	59,059
Hong Kong & China Gas Co. Ltd.	131,268	228,327
Hong Kong Exchanges & Clearing Ltd.	17,440	1,091,615
Hongkong Land Holdings Ltd.	19,700	96,530
Jardine Matheson Holdings Ltd.	2,451	158,972
Link REIT	33,533	319,288
Melco Resorts & Entertainment Ltd., ADR*	3,379	58,085
MTR Corp. Ltd.	23,615	131,443
New World Development Co. Ltd.	22,661	122,191
Power Assets Holdings Ltd.	15,617	95,477
Sino Land Co. Ltd.	69,995	109,845
Sun Hung Kai Properties Ltd.	19,927	306,044
Swire Pacific Ltd., Class A	8,386	62,993
Swire Properties Ltd.	18,083	53,238
Techtronic Industries Co. Ltd.	21,670	400,102
WH Group Ltd., 144A	125,992	107,627
Wharf Real Estate Investment Co. Ltd.	19,221	112,682
Xinyi Glass Holdings Ltd.	23,009	91,902

(Cost $6,473,135)		7,648,804

Ireland - 1.2%
Accenture PLC, Class A	9,157	2,583,739
Allegion PLC	1,062	149,190
Aptiv PLC*	3,942	592,956
CRH PLC	11,576	602,510
DCC PLC	1,370	116,614
Experian PLC	14,108	542,074
Flutter Entertainment PLC*	1,950	362,870
Flutter Entertainment PLC*	401	75,300
James Hardie Industries PLC CDI	6,004	199,792
Jazz Pharmaceuticals PLC*	785	139,832
Kerry Group PLC, Class A	2,535	342,796
Kingspan Group PLC	1,950	183,247
Medtronic PLC	19,329	2,446,858
Seagate Technology Holdings PLC	3,376	323,252
Smurfit Kappa Group PLC	2,912	154,769
Trane Technologies PLC	3,525	657,060

(Cost $7,905,768)		9,472,859

Isle of Man - 0.0%
Entain PLC*
(Cost $111,796)	8,511	199,563

Israel - 0.2%
Azrieli Group Ltd.	670	51,088
Bank Hapoalim BM*	13,817	117,222
Bank Leumi Le-Israel BM*	19,709	154,105
Check Point Software Technologies Ltd.*	1,575	184,244
CyberArk Software Ltd.*	791	100,093
Elbit Systems Ltd.	588	76,475
ICL Group Ltd.	10,299	74,663
Israel Discount Bank Ltd., Class A*	16,764	83,291

Mizrahi Tefahot Bank Ltd.*	2,500	74,496
Nice Ltd.*	963	210,476
SolarEdge Technologies, Inc.*	705	181,897
Teva Pharmaceutical Industries Ltd., ADR*	16,466	171,246
Wix.com Ltd.*	783	203,470

(Cost $1,490,686)		1,682,766

Italy - 0.7%
Amplifon SpA	1,661	79,101
Assicurazioni Generali SpA (b)	15,075	309,925
Atlantia SpA*	5,801	114,155
Davide Campari-Milano NV	10,849	140,405
DiaSorin SpA	393	69,505
Enel SpA	120,119	1,183,133
Eni SpA	36,087	443,689
Ferrari NV	1,949	412,131
FinecoBank Banca Fineco SpA*	7,167	120,356
Infrastrutture Wireless Italiane SpA, 144A	3,872	43,345
Intesa Sanpaolo SpA	237,795	702,574
Mediobanca Banca di Credito Finanziario SpA*	7,594	90,620
Moncler SpA	2,913	206,999
Nexi SpA, 144A*	5,202	105,198
Poste Italiane SpA, 144A	9,876	139,646
Prysmian SpA	4,062	140,202
Recordati Industria Chimica e Farmaceutica SpA	1,760	97,888
Snam SpA	34,915	205,205
Telecom Italia SpA	132,709	71,166
Terna SPA	17,443	133,249
UniCredit SpA	32,204	413,430

(Cost $4,401,000)		5,221,922

Jersey - 0.0%
Novocure Ltd.*(b)
(Cost $158,805)	1,202	245,208

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $92,506)	2,713	94,254

Luxembourg - 0.1%
ArcelorMittal SA*	10,285	338,204
Aroundtown SA	14,566	122,277
Eurofins Scientific SE*	1,960	211,530
Tenaris SA	6,719	76,646

(Cost $468,835)		748,657

Macau - 0.0%
Sands China Ltd.*	35,377	157,483
Wynn Macau Ltd.*	44,046	74,344

(Cost $235,018)		231,827

Netherlands - 1.9%
ABN AMRO Bank NV, 144A*	3,908	52,177
Adyen NV, 144A*	280	647,164
Aegon NV	32,162	151,629
Akzo Nobel NV	2,540	327,013
Argenx SE*	682	188,199
ASM International NV	676	212,579
ASML Holding NV	5,952	3,982,094
EXOR NV	1,745	149,774
Heineken Holding NV	1,959	197,602
Heineken NV	3,760	448,775
ING Groep NV	57,620	798,893
JDE Peet’s NV*	1,049	41,375
Just Eat Takeaway.com NV, 144A*	1,950	177,001
Koninklijke Ahold Delhaize NV	15,520	448,297
Koninklijke DSM NV	2,336	430,416
Koninklijke KPN NV	50,728	168,578
Koninklijke Philips NV	12,944	728,391
Koninklijke Vopak NV	497	23,504
NN Group NV	4,279	217,273
NXP Semiconductors NV	4,121	871,262
Prosus NV*	7,292	757,021
QIAGEN NV*	3,902	192,215
Randstad NV	1,958	152,590
Royal Dutch Shell PLC, Class A	60,632	1,159,751
Royal Dutch Shell PLC, Class B	50,849	927,810
Stellantis NV	28,470	565,923
Wolters Kluwer NV	3,711	355,903

(Cost $10,723,614)		14,373,209

New Zealand - 0.1%
a2 Milk Co. Ltd.*	9,681	41,300
Auckland International Airport Ltd.*	21,428	113,721
Fisher & Paykel Healthcare Corp. Ltd.	7,376	159,964
Meridian Energy Ltd.	26,996	102,786
Ryman Healthcare Ltd.	4,796	45,773
Spark New Zealand Ltd.	30,187	99,552
Xero Ltd.*	1,577	161,923

(Cost $766,658)		725,019

Norway - 0.2%
Adevinta ASA*	2,346	45,472
DNB ASA	12,995	288,196
Equinor ASA	13,415	289,706
Gjensidige Forsikring ASA	2,430	54,534
Mowi ASA	5,801	151,523
Norsk Hydro ASA	22,310	146,798
Orkla ASA	11,835	123,454
Schibsted ASA, Class A	1,151	56,448
Schibsted ASA, Class B	1,324	55,448
Telenor ASA (b)	10,671	185,220
Yara International ASA	1,950	104,377

(Cost $1,191,564)		1,501,176

Portugal - 0.0%
EDP - Energias de Portugal SA	43,984	253,021
Galp Energia SGPS SA	5,201	64,735

Jeronimo Martins SGPS SA	1,922	37,199

(Cost $313,523)		354,955

Singapore - 0.4%
Ascendas Real Estate Investment Trust REIT	41,479	92,005
CapitaLand Integrated Commercial Trust REIT	72,404	114,557
CapitaLand Ltd.	44,502	123,303
City Developments Ltd.	9,900	57,484
DBS Group Holdings Ltd.	25,407	577,594
Genting Singapore Ltd.	38,200	24,436
Keppel Corp. Ltd.	19,900	80,296
Mapletree Commercial Trust REIT	31,000	49,283
Mapletree Logistics Trust REIT	60,564	91,239
Oversea-Chinese Banking Corp. Ltd.	44,851	419,666
Singapore Airlines Ltd.*	21,050	79,359
Singapore Exchange Ltd.	9,531	74,534
Singapore Technologies Engineering Ltd.	21,202	62,116
Singapore Telecommunications Ltd.	136,400	248,854
United Overseas Bank Ltd.	17,001	335,528
UOL Group Ltd.	5,901	33,013
Venture Corp. Ltd.	4,056	58,401
Wilmar International Ltd.	37,000	133,608

(Cost $2,142,669)		2,655,276

Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	2,762	86,112
Aena SME SA, 144A*	981	172,117
Amadeus IT Group SA*	6,715	506,892
Banco Bilbao Vizcaya Argentaria SA*	97,903	614,785
Banco Santander SA*	251,168	1,051,479
CaixaBank SA	51,323	176,077
Cellnex Telecom SA, 144A*	7,012	420,774
EDP Renovaveis SA	3,955	93,278
Enagas SA	3,682	86,547
Endesa SA	4,509	122,938
Ferrovial SA*	57	1,675
Ferrovial SA	7,862	230,988
Grifols SA (b)	4,820	134,541
Iberdrola SA	87,911	1,181,792
Industria de Diseno Textil SA	15,512	601,025
Naturgy Energy Group SA	4,663	122,177
Red Electrica Corp. SA	5,532	111,060
Repsol SA	21,229	283,540
Siemens Gamesa Renewable Energy SA	2,729	89,655
Telefonica SA	68,451	336,440

(Cost $5,111,664)		6,423,892

Sweden - 1.2%
Alfa Laval AB (b)	3,300	124,523
Assa Abloy AB, Class B	13,991	430,080
Atlas Copco AB, Class A	8,854	536,865
Atlas Copco AB, Class B	6,753	348,392
Autoliv, Inc.	1,343	142,398
Boliden AB	4,469	179,198
Electrolux AB, Series B	3,077	87,239
Embracer Group AB*	5,228	155,916
Epiroc AB, Class A	9,725	220,133
Epiroc AB, Class B	6,372	127,060
Epiroc AB, Class B*	5,556	2,010
EQT AB	3,375	122,143
Essity AB, Class B	7,528	260,006
Evolution AB, 144A	2,347	449,293
Fastighets AB Balder, Class B*	1,108	70,444
H & M Hennes & Mauritz AB, Class B*	11,709	299,143
Hexagon AB, Class B	27,100	388,417
Husqvarna AB, Class B	8,670	127,088
ICA Gruppen AB (b)	1,353	65,478
Industrivarden AB, Class C	3,485	136,883
Investment AB Latour, Class B	1,772	60,625
Investor AB, Class B	26,250	606,534
Kinnevik AB, Class B*	3,490	133,292
L E Lundbergforetagen AB, Class B	873	54,893
Lundin Energy AB	3,526	121,230
Nibe Industrier AB, Class B	17,910	194,863
Sandvik AB	17,614	464,342
Securitas AB, Class B (b)	2,904	46,490
Sinch AB, 144A*	719	132,880
Skandinaviska Enskilda Banken AB, Class A	24,353	311,454
Skanska AB, Class B	3,899	109,651
SKF AB, Class B	4,441	119,913
Svenska Cellulosa AB SCA, Class B	8,126	134,940
Svenska Handelsbanken AB, Class A	24,289	272,351
Swedbank AB, Class A	13,104	235,588
Swedish Match AB	23,636	219,195
Tele2 AB, Class B (b)	10,652	143,359
Telefonaktiebolaget LM Ericsson, Class B	43,007	570,301
Telia Co. AB	35,519	155,103
Volvo AB, Class B	19,705	515,901

(Cost $7,111,132)		8,875,614

Switzerland - 3.5%
ABB Ltd.	26,182	892,869
Adecco Group AG	1,964	135,265
Alcon, Inc.	6,715	467,104
Baloise Holding AG	665	109,656
Banque Cantonale Vaudoise	446	41,409
Barry Callebaut AG	53	121,281
Chocoladefabriken Lindt & Spruengli AG	1	101,518
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	12	114,416
Chubb Ltd.	6,568	1,116,494
Cie Financiere Richemont SA, Class A	7,707	939,648
Clariant AG	2,290	49,538
Coca-Cola HBC AG*	2,155	78,697

Credit Suisse Group AG	36,837	401,404
EMS-Chemie Holding AG	115	107,795
Garmin Ltd.	1,959	278,648
Geberit AG	585	423,196
Givaudan SA	129	575,612
Glencore PLC*	145,154	663,269
Holcim Ltd.*	7,909	470,134
Julius Baer Group Ltd.	3,707	253,907
Kuehne + Nagel International AG	825	278,501
Logitech International SA	2,332	288,858
Lonza Group AG	1,131	728,136
Nestle SA	41,616	5,122,468
Novartis AG	31,999	2,807,985
Partners Group Holding AG	325	493,996
Roche Holding AG	9,757	3,392,466
Roche Holding AG	463	173,493
Schindler Holding AG	383	110,724
Schindler Holding AG Participation Certificates	589	174,012
SGS SA	87	271,152
Sika AG	1,950	627,270
Sonova Holding AG*	786	279,494
STMicroelectronics NV	9,623	360,732
Straumann Holding AG	148	231,623
Swatch Group AG — Bearer	388	140,557
Swiss Life Holding AG	393	203,809
Swiss Prime Site AG	970	99,012
Swiss Re AG	4,222	405,605
Swisscom AG	390	219,425
TE Connectivity Ltd.	4,855	658,726
Temenos AG	890	137,011
UBS Group AG	52,903	857,942
Vifor Pharma AG	564	82,309
Zurich Insurance Group AG	2,130	889,562

(Cost $23,703,031)		26,376,728

United Kingdom - 4.7%
3i Group PLC	15,707	277,531
Admiral Group PLC	2,911	121,615
Amcor PLC	23,131	272,946
Anglo American PLC	17,926	798,855
Ashtead Group PLC	5,920	433,219
Associated British Foods PLC*	5,770	190,370
AstraZeneca PLC	18,755	2,145,083
Auto Trader Group PLC, 144A*	14,520	115,915
AVEVA Group PLC	1,393	69,285
Aviva PLC	62,554	365,641
BAE Systems PLC	49,833	373,031
Barclays PLC	253,886	660,806
Barratt Developments PLC	13,415	144,241
Berkeley Group Holdings PLC	1,693	112,605
BP PLC	291,134	1,266,993
British American Tobacco PLC	30,662	1,182,489
British Land Co. PLC REIT	12,807	92,846
BT Group PLC*	136,561	339,421
Bunzl PLC	5,393	175,172
Burberry Group PLC*	5,013	152,211
Clarivate PLC*	4,997	150,110
CNH Industrial NV	13,423	231,814
Coca-Cola Europacific Partners PLC	2,788	168,730
Compass Group PLC*	24,732	565,493
Croda International PLC	1,945	193,206
Diageo PLC	34,004	1,645,381
Direct Line Insurance Group PLC	24,481	103,460
Evraz PLC	7,290	66,073
Ferguson PLC	3,142	428,055
GlaxoSmithKline PLC	72,041	1,376,546
Halma PLC	6,578	243,490
Hargreaves Lansdown PLC	4,861	114,497
HSBC Holdings PLC	295,383	1,911,746
IHS Markit Ltd.	5,507	579,942
Imperial Brands PLC	14,811	336,862
Informa PLC*	18,186	140,632
InterContinental Hotels Group PLC*	2,766	193,487
Intertek Group PLC	2,572	198,453
J Sainsbury PLC	25,485	96,219
JD Sports Fashion PLC*	9,034	121,381
Johnson Matthey PLC	3,301	142,930
Kingfisher PLC*	24,274	124,323
Land Securities Group PLC REIT	7,179	71,761
Legal & General Group PLC	95,193	384,706
Liberty Global PLC, Class A*	1,241	33,892
Liberty Global PLC, Class C*	6,773	184,361
Linde PLC	7,515	2,259,009
Lloyds Banking Group PLC	1,034,833	733,890
London Stock Exchange Group PLC	4,375	471,032
M&G PLC	39,581	137,566
Melrose Industries PLC	67,269	165,141
Mondi PLC	7,753	210,113
National Grid PLC	50,166	669,753
Natwest Group PLC	69,946	205,817
Next PLC*	1,947	225,786
Ocado Group PLC*	7,105	190,784
Pearson PLC	11,273	131,113
Pentair PLC	2,325	160,355
Persimmon PLC	4,442	199,532
Phoenix Group Holdings PLC	6,470	67,654
Prudential PLC	36,893	787,176
Reckitt Benckiser Group PLC	10,222	925,307
RELX PLC	26,861	702,184
Rentokil Initial PLC	29,678	199,883
Rio Tinto PLC	16,141	1,391,351
Rolls-Royce Holdings PLC*	122,509	186,372

RSA Insurance Group LTD.	15,525	150,995
Sage Group PLC	12,848	119,918
Schroders PLC	2,332	117,912
Segro PLC REIT	19,415	287,990
Severn Trent PLC	2,327	81,141
Smith & Nephew PLC	13,912	304,648
Smiths Group PLC	6,381	140,549
Spirax-Sarco Engineering PLC	926	167,171
SSE PLC	16,264	356,499
St James’s Place PLC	7,760	154,156
Standard Chartered PLC	42,512	306,868
Standard Life Aberdeen PLC	23,807	93,065
Taylor Wimpey PLC	45,618	111,146
Tesco PLC	104,273	330,910
Unilever PLC	36,250	2,177,890
United Utilities Group PLC	9,222	128,941
Vodafone Group PLC	389,357	710,104
Whitbread PLC*	2,909	131,580
Willis Towers Watson PLC	1,930	504,425
Wm Morrison Supermarkets PLC	26,844	67,484
WPP PLC	20,357	281,851

(Cost $29,781,368)		35,842,886

United States - 69.2%
10X Genomics, Inc., Class A*	825	148,500
3M Co.	8,298	1,684,826
A O Smith Corp.	1,940	137,876
Abbott Laboratories	25,678	2,995,339
AbbVie, Inc.	25,437	2,879,468
ABIOMED, Inc.*	589	167,618
Activision Blizzard, Inc.	11,011	1,070,820
Adobe, Inc.*	6,943	3,503,299
Advance Auto Parts, Inc.	976	185,176
Advanced Micro Devices, Inc.*	17,359	1,390,109
AES Corp.	9,707	246,655
Aflac, Inc.	9,419	533,869
Agilent Technologies, Inc.	4,663	644,100
AGNC Investment Corp. REIT	10,207	189,238
Air Products and Chemicals, Inc.	3,095	927,448
Airbnb, Inc., Class A*(b)	827	116,111
Akamai Technologies, Inc.*	2,535	289,522
Albemarle Corp.	1,719	287,211
Alexandria Real Estate Equities, Inc. REIT	1,949	347,429
Alexion Pharmaceuticals, Inc.*	3,145	555,250
Align Technology, Inc.*	1,083	639,132
Alleghany Corp.*	197	141,164
Alliant Energy Corp.	3,707	211,855
Allstate Corp.	4,532	619,117
Ally Financial, Inc.	5,619	307,415
Alnylam Pharmaceuticals, Inc.*	1,755	249,192
Alphabet, Inc., Class A*	4,266	10,054,322
Alphabet, Inc., Class C*	4,269	10,294,950
Altice USA, Inc., Class A*	2,995	108,000
Altria Group, Inc.	26,969	1,327,414
Amazon.com, Inc.*	6,139	19,786,427
AMERCO	93	53,479
Ameren Corp.	3,858	324,844
American Electric Power Co., Inc.	6,910	594,260
American Express Co.	9,632	1,542,372
American Financial Group, Inc.	1,017	135,322
American International Group, Inc.	12,161	642,587
American Tower Corp. REIT	6,337	1,618,850
American Water Works Co., Inc.	2,729	423,050
Ameriprise Financial, Inc.	1,760	457,318
AmerisourceBergen Corp.	2,110	242,101
AMETEK, Inc.	3,552	479,875
Amgen, Inc.	8,002	1,903,996
Amphenol Corp., Class A	9,072	610,183
Analog Devices, Inc. (b)	5,392	887,523
Annaly Capital Management, Inc. REIT	20,580	190,777
ANSYS, Inc.*	1,364	460,950
Anthem, Inc.	3,544	1,411,292
Aon PLC, Class A	3,334	844,736
Apollo Global Management, Inc. (b)	2,528	144,956
Apple, Inc.	240,213	29,932,942
Applied Materials, Inc.	13,122	1,812,542
Aramark	3,107	116,046
Archer-Daniels-Midland Co.	7,799	518,867
Arista Networks, Inc.*	785	266,413
Arrow Electronics, Inc.*	1,179	141,869
Arthur J Gallagher & Co.	2,946	431,913
Assurant, Inc.	787	126,825
AT&T, Inc.	103,330	3,041,002
Atmos Energy Corp.	1,561	154,804
Autodesk, Inc.*	3,236	925,043
Automatic Data Processing, Inc.	6,194	1,214,148
AutoZone, Inc.*	312	438,859
Avalara, Inc.*(b)	975	128,866
AvalonBay Communities, Inc. REIT	2,145	443,886
Avantor, Inc.*	6,978	224,343
Avery Dennison Corp.	1,072	236,408
Baker Hughes Co.	8,515	207,766
Ball Corp.	5,052	415,072
Bank of America Corp.	110,852	4,699,016
Bank of New York Mellon Corp.	11,002	572,984
Bausch Health Cos., Inc.*	5,080	160,461
Baxter International, Inc.	7,105	583,463
Becton Dickinson and Co.	4,279	1,035,047
Bentley Systems, Inc., Class B	2,491	142,884
Berkshire Hathaway, Inc., Class B*	19,716	5,706,599
Best Buy Co., Inc.	3,329	386,963
Biogen, Inc.*	2,240	599,155
BioMarin Pharmaceutical, Inc.*(b)	2,728	210,874

Bio-Rad Laboratories, Inc., Class A*	255	153,604
Bio-Techne Corp.	541	223,882
Black Knight, Inc.*	2,534	185,970
BlackRock, Inc.	2,216	1,943,521
Blackstone Group, Inc., Class A	9,445	875,268
Boeing Co.*	7,673	1,895,384
Booking Holdings, Inc.*	586	1,383,868
Booz Allen Hamilton Holding Corp.	2,156	183,109
BorgWarner, Inc.	2,947	151,152
Boston Beer Co., Inc., Class A*	132	139,677
Boston Properties, Inc. REIT	1,953	229,595
Boston Scientific Corp.*	20,471	871,041
Bristol-Myers Squibb Co.	32,810	2,156,273
Broadcom, Inc.	5,806	2,742,348
Broadridge Financial Solutions, Inc.	1,754	279,728
Brookfield Renewable Corp., Class A	1,198	50,722
Brown & Brown, Inc.	1,726	90,650
Brown-Forman Corp., Class B	4,663	374,719
Bunge Ltd.	2,326	201,943
Burlington Stores, Inc.*	981	317,226
C.H. Robinson Worldwide, Inc.	1,824	176,964
Cable One, Inc.	67	121,643
Cadence Design Systems, Inc.*	3,857	489,800
Caesars Entertainment, Inc.*	2,977	319,879
Camden Property Trust REIT	1,351	169,388
Campbell Soup Co.	2,923	142,262
Capital One Financial Corp.	6,635	1,066,775
Cardinal Health, Inc.	4,663	261,454
Carlyle Group, Inc.	1,588	69,300
CarMax, Inc.*	2,186	251,805
Carnival Corp.*(b)	11,629	343,753
Carrier Global Corp.	11,125	510,971
Carvana Co.*(b)	878	232,749
Catalent, Inc.*	2,158	226,223
Caterpillar, Inc.	7,906	1,905,978
Cboe Global Markets, Inc.	1,568	174,518
CBRE Group, Inc., Class A*	4,475	392,815
CDW Corp.	2,072	342,750
Celanese Corp.	1,514	250,491
Centene Corp.*	8,007	589,315
CenterPoint Energy, Inc.	7,832	198,150
Ceridian HCM Holding, Inc.*	1,809	161,833
Cerner Corp.	4,062	317,851
CF Industries Holdings, Inc.	2,952	156,958
Charles River Laboratories International, Inc.*	711	240,311
Charles Schwab Corp.	20,789	1,535,268
Charter Communications, Inc., Class A*(b)	2,008	1,394,616
Cheniere Energy, Inc.*	3,109	263,954
Chevron Corp.	27,575	2,862,009
Chewy, Inc., Class A*(b)	1,063	78,258
Chipotle Mexican Grill, Inc.*	390	535,072
Church & Dwight Co., Inc.	3,858	330,746
Cigna Corp.	5,193	1,344,208
Cincinnati Financial Corp.	2,351	286,140
Cintas Corp.	1,365	482,582
Cisco Systems, Inc.	60,837	3,218,277
Citigroup, Inc.	30,078	2,367,439
Citizens Financial Group, Inc.	6,943	346,456
Citrix Systems, Inc.	1,911	219,689
Clorox Co.	1,949	344,447
Cloudflare, Inc., Class A*(b)	2,993	245,606
CME Group, Inc.	5,204	1,138,427
CMS Energy Corp.	4,249	266,582
Coca-Cola Co.	58,372	3,227,388
Cognex Corp.	2,766	219,593
Cognizant Technology Solutions Corp., Class A	7,714	552,014
Colgate-Palmolive Co.	11,568	969,167
Comcast Corp., Class A	64,036	3,671,824
Conagra Brands, Inc.	7,518	286,436
ConocoPhillips	20,020	1,115,915
Consolidated Edison, Inc.	4,574	353,296
Constellation Brands, Inc., Class A	2,267	543,445
Cooper Cos., Inc.	704	276,989
Copart, Inc.*	2,994	386,256
Corning, Inc.	10,159	443,237
Corteva, Inc.	10,940	497,770
CoStar Group, Inc.*	585	499,590
Costco Wholesale Corp.	6,371	2,409,958
Coupa Software, Inc.*	969	230,816
Crowdstrike Holdings, Inc., Class A*	2,540	564,261
Crown Castle International Corp. REIT	6,060	1,148,370
Crown Holdings, Inc.	1,866	192,646
CSX Corp.	11,133	1,114,636
Cummins, Inc.	2,122	545,948
CVS Health Corp.	18,561	1,604,413
D.R. Horton, Inc.	4,778	455,296
Danaher Corp.	9,273	2,375,186
Darden Restaurants, Inc.	1,823	261,108
Datadog, Inc., Class A*	2,795	254,485
DaVita, Inc.*	928	111,425
Deere & Co.	4,251	1,535,036
Dell Technologies, Inc., Class C*	3,571	352,243
Delta Air Lines, Inc.*	2,708	129,117
DENTSPLY SIRONA, Inc.	2,992	200,225
Devon Energy Corp.	8,736	232,028
Dexcom, Inc.*	1,364	503,848
Digital Realty Trust, Inc. REIT	4,216	638,977
Discover Financial Services	4,479	525,208
Discovery, Inc., Class A*(b)	2,625	84,289
Discovery, Inc., Class C*	3,961	119,028

DISH Network Corp., Class A *(b)	3,711	161,503
DocuSign, Inc. *	2,523	508,687
Dollar General Corp.	3,672	745,269
Dollar Tree, Inc. *	3,331	324,772
Dominion Energy, Inc.	11,907	906,599
Domino’s Pizza, Inc.	585	249,719
Dover Corp.	2,340	352,170
Dow, Inc.	10,796	738,662
DraftKings, Inc., Class A *(b)	2,620	130,869
Dropbox, Inc., Class A *	3,707	101,386
DTE Energy Co.	2,922	403,207
Duke Energy Corp.	10,996	1,102,019
Duke Realty Corp. REIT	5,001	232,346
DuPont de Nemours, Inc.	7,981	675,113
Dynatrace, Inc. *	2,154	111,448
Eastman Chemical Co.	1,930	242,022
Eaton Corp. PLC	6,002	871,791
eBay, Inc.	9,575	582,926
Ecolab, Inc.	3,830	823,756
Edison International	5,393	301,307
Edwards Lifesciences Corp. *	9,058	868,662
Elanco Animal Health, Inc. *	5,573	200,517
Electronic Arts, Inc.	4,089	584,441
Eli Lilly & Co.	11,752	2,347,344
Emerson Electric Co.	8,291	793,366
Enphase Energy, Inc. *	2,017	288,532
Entergy Corp.	2,947	310,201
EOG Resources, Inc.	8,498	682,729
EPAM Systems, Inc. *	781	373,006
Equifax, Inc.	1,689	396,983
Equinix, Inc. REIT	1,280	943,002
Equitable Holdings, Inc.	5,577	177,070
Equity LifeStyle Properties, Inc. REIT	2,766	195,999
Equity Residential REIT	5,062	392,052
Erie Indemnity Co., Class A	314	63,155
Essential Utilities, Inc.	3,107	148,515
Essex Property Trust, Inc. REIT	950	280,525
Estee Lauder Cos., Inc., Class A	3,262	999,868
Etsy, Inc. *	1,717	282,841
Evergy, Inc.	3,707	229,797
Eversource Energy	5,233	424,867
Exact Sciences Corp. *	2,340	258,640
Exelon Corp.	14,192	640,343
Expedia Group, Inc. *	1,916	339,036
Expeditors International of Washington, Inc.	2,729	343,008
Extra Space Storage, Inc. REIT	1,855	277,898
Exxon Mobil Corp.	61,013	3,561,329
F5 Networks, Inc. *	784	145,377
Facebook, Inc., Class A *	34,433	11,319,160
FactSet Research Systems, Inc.	588	196,604
Fair Isaac Corp. *	390	197,363
Fastenal Co.	8,689	460,865
FedEx Corp.	3,519	1,107,816
Fidelity National Financial, Inc.	4,671	219,490
Fidelity National Information Services, Inc.	9,078	1,352,440
Fifth Third Bancorp	10,375	437,202
First Republic Bank	2,535	485,300
FirstEnergy Corp.	8,139	308,549
Fiserv, Inc. *	8,101	933,235
FleetCor Technologies, Inc. *	1,209	331,798
FMC Corp.	2,145	250,300
Ford Motor Co. *	56,467	820,466
Fortinet, Inc. *	2,081	454,782
Fortive Corp.	4,342	314,882
Fortune Brands Home & Security, Inc.	1,963	202,503
Fox Corp., Class A	3,823	142,789
Fox Corp., Class B	2,918	105,865
Franklin Resources, Inc.	4,440	151,892
Freeport-McMoRan, Inc.	21,031	898,444
Gartner, Inc. *	1,316	305,101
Generac Holdings, Inc. *	826	271,523
General Dynamics Corp.	3,669	696,780
General Electric Co.	123,723	1,739,545
General Mills, Inc.	9,054	569,134
General Motors Co. *	18,930	1,122,738
Genuine Parts Co.	2,155	282,564
Gilead Sciences, Inc.	17,654	1,167,106
Global Payments, Inc.	4,252	823,655
Globe Life, Inc.	1,405	148,115
GoDaddy, Inc., Class A *	2,766	223,935
Goldman Sachs Group, Inc.	4,792	1,782,720
Guidewire Software, Inc. *	1,157	113,085
Halliburton Co.	12,609	283,072
Hartford Financial Services Group, Inc.	5,392	352,367
Hasbro, Inc.	1,764	169,291
HCA Healthcare, Inc.	4,053	870,544
Healthpeak Properties, Inc. REIT	8,103	270,478
HEICO Corp.	446	62,645
HEICO Corp., Class A	1,151	152,461
Henry Schein, Inc. *	1,763	134,059
Hershey Co.	2,145	371,192
Hess Corp.	3,900	326,898
Hewlett Packard Enterprise Co.	21,336	340,523
Hilton Worldwide Holdings, Inc. *	4,248	532,147
Hologic, Inc. *	3,786	238,745
Home Depot, Inc.	15,548	4,958,413
Honeywell International, Inc.	10,092	2,330,344
Horizon Therapeutics PLC *	3,024	277,180
Hormel Foods Corp.	4,468	216,877
Host Hotels & Resorts, Inc. REIT *	11,832	203,155
Howmet Aerospace, Inc. *	5,774	204,862
HP, Inc.	18,305	535,055

HubSpot, Inc.*	614	309,689
Humana, Inc.	1,947	852,202
Huntington Bancshares, Inc.	16,485	261,452
Huntington Ingalls Industries, Inc.	589	127,348
IAC/InterActiveCorp*	1,153	183,869
IDEX Corp.	1,170	260,512
IDEXX Laboratories, Inc.*	1,106	617,270
Illinois Tool Works, Inc.	4,534	1,050,800
Illumina, Inc.*	2,145	870,098
Incyte Corp.*	2,728	228,552
Ingersoll Rand, Inc.*	4,670	231,819
Insulet Corp.*	975	262,928
Intel Corp.	58,937	3,366,481
Intercontinental Exchange, Inc.	7,863	887,575
International Business Machines Corp.	12,796	1,839,297
International Flavors & Fragrances, Inc.	3,197	452,919
International Paper Co.	5,200	328,120
Interpublic Group of Cos., Inc.	6,382	215,010
Intuit, Inc.	3,719	1,632,976
Intuitive Surgical, Inc.*	1,725	1,452,761
Invesco Ltd.	5,803	165,560
Invitation Homes, Inc. REIT	8,689	315,150
IPG Photonics Corp.*	571	119,487
IQVIA Holdings, Inc.*	2,776	666,684
Iron Mountain, Inc. REIT	4,977	216,699
J M Smucker Co. (b)	1,764	235,124
Jack Henry & Associates, Inc.	1,176	181,280
Jacobs Engineering Group, Inc.	2,156	306,324
JB Hunt Transport Services, Inc.	1,372	235,353
Johnson & Johnson	36,996	6,261,573
Johnson Controls International PLC	10,240	681,370
JPMorgan Chase & Co.	43,910	7,211,778
Juniper Networks, Inc.	3,908	102,898
Kansas City Southern	1,259	374,779
Kellogg Co.	3,342	218,868
Keurig Dr Pepper, Inc. (b)	8,888	328,500
KeyCorp	14,310	329,702
Keysight Technologies, Inc.*	2,726	388,128
Kimberly-Clark Corp.	4,859	634,731
Kinder Morgan, Inc.	29,394	539,086
KKR & Co., Inc.	6,914	385,041
KLA Corp.	2,340	741,523
Knight-Swift Transportation Holdings, Inc.	2,122	101,283
Kraft Heinz Co.	9,036	393,879
Kroger Co.	11,198	414,102
L Brands, Inc.*	3,337	233,156
L3Harris Technologies, Inc.	3,111	678,385
Laboratory Corp. of America Holdings*	1,365	374,665
Lam Research Corp.	2,053	1,334,142
Lamb Weston Holdings, Inc.	2,376	195,996
Las Vegas Sands Corp.*	5,233	302,206
Lear Corp.	781	151,014
Leidos Holdings, Inc.	2,156	221,529
Lennar Corp., Class A	3,809	377,129
Lennox International, Inc.	588	205,759
Liberty Broadband Corp., Class A*	587	95,129
Liberty Broadband Corp., Class C*	2,300	382,467
Liberty Media Corp.-Liberty Formula One, Class C*	3,330	148,685
Liberty Media Corp-Liberty SiriusXM, Class C*	2,527	109,950
Lincoln National Corp.	2,711	189,201
Live Nation Entertainment, Inc.*	2,347	211,488
LKQ Corp.*	4,252	216,682
Lockheed Martin Corp.	3,619	1,383,182
Loews Corp.	3,426	200,010
Lowe’s Cos., Inc.	10,528	2,051,170
Lumen Technologies, Inc. (b)	11,346	157,029
Lyft, Inc., Class A*	3,796	216,714
LyondellBasell Industries NV, Class A	4,054	456,561
M&T Bank Corp.	1,825	293,259
Marathon Petroleum Corp.	9,639	595,690
Markel Corp.*	196	240,196
MarketAxess Holdings, Inc.	585	272,926
Marriott International, Inc., Class A*	4,034	579,202
Marsh & McLennan Cos., Inc.	7,328	1,013,829
Martin Marietta Materials, Inc.	975	354,559
Marvell Technology, Inc.	11,553	558,010
Masco Corp.	4,088	246,547
Masimo Corp.*	760	163,856
Mastercard, Inc., Class A	12,755	4,599,198
Match Group, Inc.*(b)	3,414	489,499
Maxim Integrated Products, Inc.	3,669	374,275
McCormick & Co., Inc.	3,907	347,957
McDonald’s Corp.	10,803	2,526,714
McKesson Corp.	2,340	450,193
Medical Properties Trust, Inc. REIT	8,540	180,792
Merck & Co., Inc.	36,450	2,766,191
MetLife, Inc.	10,843	708,698
Mettler-Toledo International, Inc.*	342	444,925
MGM Resorts International	6,437	275,954
Microchip Technology, Inc.	3,708	581,971
Micron Technology, Inc.*	16,046	1,350,110
Microsoft Corp.	102,573	25,610,427
Mid-America Apartment Communities, Inc. REIT	1,544	248,121
Moderna, Inc.*	4,594	849,936
Mohawk Industries, Inc.*	891	187,716
Molina Healthcare, Inc.*	794	199,580
Molson Coors Beverage Co., Class B*	2,514	146,616
Mondelez International, Inc., Class A	20,666	1,312,911
MongoDB, Inc.*	826	241,142

Monolithic Power Systems, Inc.	573	196,608
Monster Beverage Corp.*	5,445	513,300
Moody’s Corp.	2,511	842,064
Morgan Stanley	19,958	1,815,180
Mosaic Co.	5,391	194,831
Motorola Solutions, Inc.	2,340	480,425
MSCI, Inc.	1,162	543,967
Nasdaq, Inc.	1,754	293,725
NetApp, Inc.	3,230	249,905
Netflix, Inc.*	6,372	3,203,905
Neurocrine Biosciences, Inc.*(b)	1,372	132,014
Newell Brands, Inc.	6,578	188,723
Newmont Corp.	11,576	850,604
News Corp., Class A	4,210	113,628
NextEra Energy, Inc.	27,592	2,020,286
NIKE, Inc., Class B	18,041	2,461,875
NiSource, Inc.	6,185	157,718
Nordson Corp.	772	171,145
Norfolk Southern Corp.	3,678	1,033,150
Northern Trust Corp.	3,141	380,658
Northrop Grumman Corp.	2,215	810,402
NortonLifeLock, Inc.	7,620	210,769
Novavax, Inc.*	1,089	160,758
NRG Energy, Inc.	3,489	112,171
Nucor Corp.	4,372	448,305
NVIDIA Corp.	8,900	5,783,042
NVR, Inc.*	50	244,362
Oak Street Health, Inc.*	1,508	91,068
Occidental Petroleum Corp.	14,014	363,803
Okta, Inc.*	1,754	390,160
Old Dominion Freight Line, Inc.	1,289	342,165
Omega Healthcare Investors, Inc. REIT	2,987	109,384
Omnicom Group, Inc.	2,918	239,976
ON Semiconductor Corp.*	5,426	217,257
ONEOK, Inc.	6,146	324,140
Oracle Corp.	27,415	2,158,657
O’Reilly Automotive, Inc.*	1,014	542,612
Otis Worldwide Corp.	6,375	499,354
Owens Corning	1,767	188,451
PACCAR, Inc.	4,792	438,756
Packaging Corp. of America	1,568	233,083
Palantir Technologies, Inc., Class A*	7,940	182,223
Palo Alto Networks, Inc.*	1,392	505,644
Parker-Hannifin Corp.	1,866	575,008
Paychex, Inc.	4,662	471,515
Paycom Software, Inc.*	780	257,088
PayPal Holdings, Inc.*	16,021	4,165,780
Peloton Interactive, Inc., Class A*	3,547	391,270
PepsiCo, Inc.	19,707	2,915,454
PerkinElmer, Inc.	1,352	196,135
Pfizer, Inc.	80,708	3,125,821
PG&E Corp.*	21,450	217,503
Philip Morris International, Inc.	22,565	2,175,943
Phillips 66	6,755	568,906
Pinnacle West Capital Corp.	1,587	134,228
Pinterest, Inc., Class A*	7,512	490,534
Pioneer Natural Resources Co.	2,866	436,177
Plug Power, Inc.*	6,856	210,479
PNC Financial Services Group, Inc.	6,181	1,203,317
Pool Corp.	496	216,529
PPD, Inc.*	1,376	63,461
PPG Industries, Inc.	3,435	617,338
PPL Corp.	11,573	336,890
Principal Financial Group, Inc.	3,961	259,010
Procter & Gamble Co.	35,145	4,739,303
Progressive Corp.	8,482	840,397
Prologis, Inc. REIT	10,624	1,251,932
Prudential Financial, Inc.	5,612	600,316
PTC, Inc.*	1,843	247,220
Public Service Enterprise Group, Inc.	7,713	479,132
Public Storage REIT	2,137	603,660
PulteGroup, Inc.	3,868	223,532
Qorvo, Inc.*	1,755	320,674
QUALCOMM, Inc.	16,205	2,180,221
Quest Diagnostics, Inc.	2,145	282,432
Raymond James Financial, Inc.	1,830	242,640
Raytheon Technologies Corp.	21,723	1,927,047
Realty Income Corp. REIT	5,446	372,506
Regency Centers Corp. REIT	1,693	109,368
Regeneron Pharmaceuticals, Inc.*	1,546	776,757
Regions Financial Corp.	12,023	281,458
Reinsurance Group of America, Inc.	967	121,871
Republic Services, Inc.	3,469	378,745
ResMed, Inc.	2,144	441,342
RingCentral, Inc., Class A*	1,170	307,090
Robert Half International, Inc.	1,735	154,051
Rockwell Automation, Inc.	1,755	462,829
Roku, Inc.*	1,560	540,868
Rollins, Inc.	3,162	107,793
Roper Technologies, Inc.	1,560	702,016
Ross Stores, Inc.	5,230	661,020
Royal Caribbean Cruises Ltd.*	3,263	304,340
Royalty Pharma PLC, Class A (b)	2,642	105,997
RPM International, Inc.	1,764	164,987
S&P Global, Inc.	3,406	1,292,475
salesforce.com, Inc.*	13,043	3,105,538
SBA Communications Corp. REIT	1,684	502,034
Schlumberger N.V.	19,523	611,656
Seagen, Inc.*	1,755	272,639
Sealed Air Corp.	2,717	154,489
SEI Investments Co.	1,562	99,093
Sempra Energy	4,579	620,409

Sensata Technologies Holding PLC*	2,159	128,309
ServiceNow, Inc.*	2,767	1,311,226
Sherwin-Williams Co.	3,525	999,443
Simon Property Group, Inc. REIT	4,756	611,098
Sirius XM Holdings, Inc. (b)	10,866	67,913
Skyworks Solutions, Inc.	2,452	416,840
Slack Technologies, Inc., Class A*	7,060	310,922
Snap, Inc., Class A*	13,423	833,837
Snap-on, Inc.	588	149,717
Snowflake, Inc., Class A*	438	104,257
Southern Co.	15,130	967,110
Southwest Airlines Co.*	2,158	132,631
Splunk, Inc.*	2,340	283,608
Square, Inc., Class A*(b)	5,573	1,240,104
SS&C Technologies Holdings, Inc.	3,462	255,738
Stanley Black & Decker, Inc.	2,339	507,095
Starbucks Corp.	17,032	1,939,604
State Street Corp.	4,861	422,810
Steel Dynamics, Inc.	3,336	208,266
STERIS PLC	1,364	260,333
Stryker Corp.	4,859	1,240,357
Sun Communities, Inc. REIT	1,554	260,171
Sunrun, Inc.*(b)	2,609	116,674
SVB Financial Group*	777	452,906
Synchrony Financial	7,592	359,937
Synopsys, Inc.*	2,336	594,138
Sysco Corp.	6,797	550,557
T. Rowe Price Group, Inc.	3,301	631,646
Take-Two Interactive Software, Inc.*	1,615	299,679
Target Corp.	7,137	1,619,528
Teladoc Health, Inc.*	1,684	253,577
Teledyne Technologies, Inc.*	677	283,981
Teleflex, Inc.	589	236,890
Teradyne, Inc.	2,398	317,375
Tesla, Inc.*	10,947	6,844,283
Texas Instruments, Inc.	13,242	2,513,596
Textron, Inc.	3,146	215,407
Thermo Fisher Scientific, Inc.	5,630	2,643,285
TJX Cos., Inc.	17,220	1,163,039
T-Mobile US, Inc.*	8,876	1,255,510
Tractor Supply Co.	1,623	294,899
Trade Desk, Inc., Class A*	583	342,886
Tradeweb Markets, Inc., Class A	1,356	113,606
TransDigm Group, Inc.*	672	436,020
TransUnion	2,946	315,222
Travelers Cos., Inc.	3,631	579,871
Trimble, Inc.*	3,709	288,523
Truist Financial Corp.	18,943	1,170,299
Twilio, Inc., Class A*	2,269	762,384
Twitter, Inc.*	11,835	686,430
Tyler Technologies, Inc.*	588	237,058
Tyson Foods, Inc., Class A	4,663	370,709
Uber Technologies, Inc.*	17,425	885,713
UDR, Inc. REIT	3,821	181,994
UGI Corp.	2,760	127,098
Ulta Beauty, Inc.*	785	271,108
Union Pacific Corp.	9,132	2,052,234
United Parcel Service, Inc., Class B	10,210	2,191,066
United Rentals, Inc.*	1,013	338,301
UnitedHealth Group, Inc.	13,583	5,595,109
Universal Health Services, Inc., Class B	1,116	178,147
US Bancorp	20,095	1,221,374
Vail Resorts, Inc.*	587	191,879
Valero Energy Corp.	6,182	497,033
Veeva Systems, Inc., Class A*	1,950	568,113
Ventas, Inc. REIT	5,180	287,231
VEREIT, Inc. REIT	2,571	122,302
VeriSign, Inc.*	1,369	301,070
Verisk Analytics, Inc.	2,140	369,856
Verizon Communications, Inc.	59,256	3,347,371
Vertex Pharmaceuticals, Inc.*	3,675	766,715
VF Corp.	4,867	387,997
ViacomCBS, Inc., Class B	7,895	334,906
Viatris, Inc.	16,851	256,809
VICI Properties, Inc. REIT (b)	7,953	247,577
Visa, Inc., Class A	24,308	5,525,208
Vistra Corp.	6,186	100,028
VMware, Inc., Class A*	1,372	216,625
Vornado Realty Trust REIT	2,303	108,886
Voya Financial, Inc.	1,941	127,174
Vulcan Materials Co.	1,751	320,993
W.R. Berkley Corp.	2,376	185,304
W.W. Grainger, Inc.	596	275,447
Walgreens Boots Alliance, Inc.	10,228	538,606
Walmart, Inc.	21,806	3,097,106
Walt Disney Co.*	26,282	4,695,279
Waste Connections, Inc.	3,489	423,704
Waste Management, Inc.	5,922	833,107
Waters Corp.*	754	242,977
Wayfair, Inc., Class A*(b)	969	297,037
WEC Energy Group, Inc.	4,858	456,215
Wells Fargo & Co.	57,851	2,702,799
Welltower, Inc. REIT	5,718	427,535
West Pharmaceutical Services, Inc.	1,170	406,587
Western Digital Corp.*	4,038	303,779
Western Union Co.	6,970	170,556
Westinghouse Air Brake Technologies Corp.	2,345	194,072
Westrock Co.	3,487	203,362
Weyerhaeuser Co. REIT	9,834	373,299
Whirlpool Corp.	784	185,879
Williams Cos., Inc.	17,994	473,962
Workday, Inc., Class A*	2,535	579,805

WP Carey, Inc. REIT	2,326	175,497
Wynn Resorts Ltd.*	1,396	184,091
Xcel Energy, Inc.	8,104	574,412
Xilinx, Inc.	3,615	459,105
XPO Logistics, Inc.*	1,350	198,356
Xylem, Inc.	2,728	322,231
Yum! Brands, Inc.	4,592	550,902
Zebra Technologies Corp., Class A*	785	390,184
Zendesk, Inc.*(b)	1,622	221,663
Zillow Group, Inc., Class A*	1,050	124,205
Zillow Group, Inc., Class C*(b)	1,961	230,065
Zimmer Biomet Holdings, Inc.	2,922	491,860
Zoetis, Inc.	6,916	1,221,919
Zoom Video Communications, Inc., Class A*	2,821	935,246
Zscaler, Inc.*(b)	1,135	220,417

(Cost $439,668,070)		528,450,106

TOTAL COMMON STOCKS
(Cost $631,240,221)		759,854,990

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG	632	57,220
FUCHS PETROLUB SE	823	41,638
Henkel AG & Co. KGaA	2,728	312,926
Porsche Automobil Holding SE	2,377	268,827
Sartorius AG	406	201,041
Volkswagen AG	2,568	717,123

(Cost $1,194,920)		1,598,775

TOTAL PREFERRED STOCKS
(Cost $1,194,920)		1,598,775

RIGHTS - 0.0%
Singapore - 0.0%
Singapore Airlines Ltd.* expires 6/25/21(d)
(Cost $0)	43,994	0

Sweden - 0.0%
Kinnevik AB* Class B, expires 6/18/21
(Cost $69,108)	3,472	66,155

TOTAL RIGHTS
(Cost $69,108)		66,155

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	19,824	13,005

SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f)
(Cost $2,970,177)	2,970,177	2,970,177

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.03% (e)
(Cost $188,036)	188,036	188,036

TOTAL INVESTMENTS - 100.1%
(Cost $635,662,462)		764,691,138
Other assets and liabilities, net - (0.1%)		(1,074,476)

NET ASSETS - 100.0%		$763,616,662

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
COMMON STOCKS—0.0%
Germany —0.0%
Deutsche Bank AG (c)
62,816	351,382		(171,265)	61,980	124,605	—	—	28,814	429,518
SECURITIES LENDING COLLATERAL—0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f)
70,099	2,900,078	(g)	—	—	—	198	—	2,970,177	2,970,177
CASH EQUIVALENTS—0.0%
DWS Government Money Market Series “Institutional Shares”, 0.03% (e)
358,192	12,561,480		(12,731,636)	—	—	155	—	188,036	188,036

491,107	15,812,940		(12,902,901)	61,980	124,605	353	—	3,187,027	3,587,731

*	Non-income producing security.
(a)	Stapled Security—A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $11,387,741, which is 1.5% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $8,831,364.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2021 the Xtrackers MSCI Kokusai Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Information Technology	$164,041,673	21.5%
Financials	111,317,439	14.6
Health Care	95,674,641	12.6
Consumer Discretionary	86,643,907	11.4
Industrials	76,903,088	10.1
Communication Services	68,740,421	9.0
Consumer Staples	54,705,076	7.2
Materials	35,244,922	4.6
Energy	25,150,193	3.3
Utilities	22,897,661	3.0
Real Estate	20,213,904	2.7

Total	$761,532,925	100.0%

At May 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (h)
E-Mini S&P 500 Futures	USD	6	$1,218,297	$1,260,720	6/18/2021	$42,423
MSCI EAFE Futures	USD	6	685,575	701,100	6/18/2021	15,525

Total unrealized appreciation						$57,948

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2021.

Currency Abbreviations
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$759,854,990	$—	$—	$759,854,990
Preferred Stocks	1,598,775	—	—	1,598,775
Rights (i)	66,155	—	0	66,155
Warrants	13,005	—	—	13,005
Short-Term Investments (j)	3,158,213	—	—	3,158,213
Derivatives (j)
Futures Contracts	57,948	—	—	57,948

TOTAL	$764,749,086	$—	$0	$764,749,086

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.